Financial Instruments (Details 21) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payroll Loan Installments [Member]
IfrsStatementLineItems [Line Items]
Fair value hedge reference value	R$ 15,206,925	R$ 7,172,936	R$ 1,016,917
Fair value hedge curve value	16,823,165	7,514,955	1,036,785
Fair value hedge market value adjustment	(86,302)	(359,710)	26,624
Fair value hedge	16,736,862	7,155,245	1,063,409
Swaps [Member]
IfrsStatementLineItems [Line Items]
Fair value hedge reference value	15,206,925	7,172,915	1,016,917
Fair value hedge curve value	16,823,165	7,514,927	1,035,950
Fair value hedge market value adjustment	(86,302)	(359,703)	27,055
Fair value hedge	R$ 16,736,862	R$ 7,155,224	R$ 1,063,005